Stock-based Compensation Plans - Stock Options, Fair Value Assumptions (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	774,924
Exercise price (CAD per share)	CAD 42.36
Grant date fair value (CAD per share)	CAD 3.22
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	774,924	788,188
Exercise price (CAD per share)	CAD 42.36	CAD 37.30
Grant date fair value (CAD per share)	CAD 3.22	CAD 2.41
Assumptions:
Dividend yield (percent)	3.80%	3.90%
Expected volatility (percent)	16.10%	16.40%
Risk-free interest rate	1.20%	0.70%
Weighted average expected life (years)	5 years 7 months 6 days	5 years 6 months
Volume weighted average share price (period)	5 days